Annual Fund Operating Expenses - Janus Henderson U.S. Equity Enhanced Income ETF - Janus Henderson U.S. Equity Enhanced Income ETF Shares	Mar. 23, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.55%

[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur during the current fiscal year.